UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

305 Spindrift Drive Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Daniel Neiman

Neiman Funds

305 Spindrift Drive

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	June 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
13,800	Aflac Incorporated +	$ 756,378
4,600	Reinsurance Group of America Incorporated +	717,738
		1,474,116	4.38%

Aircraft Engines & Engine Parts
5,700	United Technologies Corp.	742,140	2.21%

Cable & Other Pay Television Services
6,200	The Walt Disney Company +	865,768	2.57%

Commercial Banks, NEC
11,800	The Toronto-Dominion Bank (Canada)	688,648	2.05%

Computer Communications Equipment
16,600	Cisco Systems, Inc.	908,518	2.70%

Electronic Computers
4,800	Apple Inc. +	950,016	2.82%

Electric & Other Services Combined
12,600	Public Service Enterprise Group Incorporated +	741,132	2.20%

Electric Services
13,700	Southern Co. +	757,336	2.25%

Electronic & Other Electrical Equipment (No Computer Equipment)
10,400	Emerson Electric Co. +	693,888	2.06%

Fire, Marine & Casualty Insurance
5,180	Chubb Limited (Switzerland) +	762,962
10,500	The Progressive Corporation +	839,265
		1,602,227	4.76%

Gas & Other Services Combined
5,800	Sempra Energy +	797,152	2.37%

Hospitals & Medical Service Plans
2,800	UnitedHealth Group, Inc.	683,228	2.03%

Life Insurance
18,000	Sun Life Financial Inc. (Canada)	744,480	2.21%

Motor Vehicles & Passenger Car Bodies
5,300	Toyota Motor Corporation * +	657,147	1.95%

National Commercial Banks
13,800	BB&T Corporation +	677,994
5,200	The PNC Financial Services Group, Inc. +	713,856
10,600	SunTrust Banks, Inc. +	666,210
		2,058,060	6.11%

Petroleum Refining
5,800	Chevron Corp. +	721,752
7,000	Phillips 66	654,780
8,000	Valero Energy Corporation	684,880
		2,061,412	6.12%

Pharmaceutical Preparations
5,000	Johnson & Johnson +	696,400	2.07%

Railroads, Line-Haul Operating
7,800	Canadian National Railway Company (Canada) +	721,344
4,700	Union Pacific Corporation +	794,817
		1,516,161	4.50%

Retail - Eating Places
7,100	Darden Restaurants, Inc. +	864,283
3,700	McDonald's Corp. +	768,342
		1,632,625	4.85%

Retail - Variety Stores
3,600	Costco Wholesale Corp. +	951,336	2.83%

Rubber & Plastic Footwear
9,400	Nike Inc. Class B +	789,130	2.34%

Search, Detection, Navigation, Guidance, Aeronautical Systems
3,900	Raytheon Company	678,132	2.01%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,600	BlackRock, Inc. +	750,880
4,100	CME Group Inc. +	795,851
		1,546,731	4.61%

Semiconductors & Related Devices
16,200	Intel Corporation	775,494	2.30%

Services - Business Services, NEC
4,500	Accenture plc Class A (Ireland) +	831,465	2.47%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co. +	767,550	2.28%

Telephone Communications (No Radiotelephone)
21,200	AT&T Inc. +	710,412	2.11%

Tobacco Products
14,400	Altria Group Inc.	681,840
8,800	Philip Morris International, Inc.	691,064
		1,372,904	4.09%

Total for Common Stocks (Cost $20,230,080)		28,693,608	85.25%

MONEY MARKET FUNDS
4,966,207	Fidelity® Investments Money Market - Government Portfolio -
	Class I 2.26% **	4,966,207	14.76%
Total for Money Market Funds (Cost $4,966,207)

	Total Investments	33,659,815	100.01%
	(Cost $25,196,287)

	Liabilities in Excess of Other Assets	(3,722)	-0.01%

	Net Assets	$ 33,656,093	100.00%

Neiman Large Cap Value Fund
Schedule of Call Options Written
June 30, 2019 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount

Accenture plc Class A (Ireland)
August 16, 2019 Calls @ 200.00	10	$ 184,770	$ 200

Aflac Incorporated
November 15, 2019 Calls @ 57.50	30	164,430	3,300

Apple Inc.
August 16, 2019 Calls @ 215.00	10	197,920	2,150

AT&T Inc.
September 20, 2019 Calls @ 35.00	40	134,040	1,640

BB&T Corporation
September 20, 2019 Calls @ 55.00	30	147,390	690

BlackRock, Inc.
July 19, 2019 Calls @ 480.00	3	140,790	1,410

Canadian National Railway Company (Canada) ***
October 18, 2019 Calls @ 100.00	16	147,968	1,600

Chevron Corp.
September 20, 2019 Calls @ 130.00	10	124,440	1,800

Chubb Limited (Switzerland)
November 15, 2019 Calls @ 160.00	10	147,290	1,530

CME Group Inc.
September 20, 2019 Calls @ 220.00	8	155,288	512

Costco Wholesale Corp.
October 18, 2019 Calls @ 280.00	7	184,982	3,290

Darden Restaurants, Inc.
July 19, 2019 Calls @ 125.00	10	121,730	680

Emerson Electric Co.
September 20, 2019 Calls @ 67.50	20	133,440	4,400

Johnson & Johnson
August 16, 2019 Calls @ 150.00	10	139,280	390

McDonald's Corp.
September 20, 2019 Calls @ 220.00	10	207,660	1,840

Nike Inc. Class B
September 20, 2019 Calls @ 90.00	20	167,900	2,320

The PNC Financial Services Group, Inc.
August 16, 2019 Calls @ 140.00	10	137,280	2,450

Procter & Gamble Co.
September 20, 2019 Calls @ 120.00	15	164,475	750

The Progressive Corporation ***
November 15, 2019 Calls @ 90.00	20	159,860	2,400

Public Service Enterprise Group Incorporated ***
September 20, 2019 Calls @ 65.00	25	147,050	750

Reinsurance Group of America Incorporated ***
July 19, 2019 Calls @ 160.00	10	156,030	2,300

Sempra Energy ***
October 18, 2019 Calls @ 150.00	12	164,928	1,200

Southern Co.
August 16, 2019 Calls @ 57.50	25	138,200	1,075

SunTrust Banks, Inc.
October 18, 2019 Calls @ 70.00	20	125,700	1,040

Toyota Motor Corporation ***
October 18, 2019 Calls @ 135.00	10	123,990	800

Union Pacific Corporation
August 16, 2019 Calls @ 185.00	10	169,110	680

The Walt Disney Company
September 20, 2019 Calls @ 150.00	10	139,640	2,150

Total (Premiums Received $45,789)		$ 4,125,581	$ 43,347

* ADR - American Depositary Receipt.
*** Level 2 Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedule of Investments

Neiman Opportunities Fund
		Schedule of Investments
	June 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Electrical & Other Services Combined
6,250	WEC Energy Group, Inc.	$ 521,063	5.07%

Electronic Computers
4,220	NICE Ltd. * **	578,140	5.63%

Fire, Marine & Casualty Insurance
5,550	Cincinnati Financial Corporation	575,368	5.60%

Insurance Agents, Brokers & Services
5,950	Arthur J. Gallagher & Co.	521,160
2,500	Willis Towers Watson, Plc. (United Kingdom)	478,850
		1,000,010	9.74%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,120	STERIS plc (United Kingdom)	613,386	5.97%

Paperboard Containers & Boxes
7,000	Sonoco Products Company	457,380	4.45%

Pumps & Pumping Equipment
2,900	IDEX Corporation	499,206	4.86%

Radio & TV Broadcasting & Communications Equipment
1,800	L3 Technologies, Inc. *	441,306	4.30%

Refuse Systems
6,000	Republic Services, Inc.	519,840	5.06%

Rubber & Plastics Footwear
2,950	Deckers Outdoor Corporation *	519,112	5.05%

Search, Detection, Navigation, Guidance, Aeronautical Systems
1,800	Teledyne Technologies Incorporated *	492,966	4.80%

Services - Automotive Repair, Services & Parking
5,650	Monro, Inc.	481,945	4.69%

Services - Computer Integrated Systems Design
2,620	CACI International Inc - Class A *	536,026	5.22%

Services - Engineering Services
6,400	Tetra Tech, Inc.	502,720	4.89%

Services - Management Consulting Services
5,600	FTI Consulting, Inc. *	469,504	4.57%

Wholesale - Computer & Peripheral Equipment & Software
4,100	Tech Data Corporation *	428,860	4.18%

Total for Common Stocks (Cost $7,468,498)		8,636,832	84.08%

REAL ESTATE INVESTMENT TRUSTS
7,300	Agree Realty Corporation	467,565
9,000	National Retail Properties, Inc.	477,090
Total for Real Estate Investment Trusts (Cost $912,211)		944,655	9.20%

MONEY MARKET FUNDS
693,722	Fidelity® Investments Money Market - Government Portfolio -
	Class I 2.26% ***	693,722	6.75%
Total for Money Market Funds (Cost $693,722)

	Total Investments	10,275,209	100.03%
	(Cost $9,074,431)

	Liabilities in Excess of Other Assets	(3,443)	-0.03%

	Net Assets	$ 10,271,766	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at June 30, 2019.

See accompanying notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2019, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Opportunities Fund
Cost of Investments	$25,196,287	$9,074,431
Premiums Received
from Options Written	$45,789
Gross Unrealized Appreciation	$8,813,542	$1,221,161
Gross Unrealized Depreciation	($347,572)	($20,383)
Net Unrealized Appreciation
(Depreciation) on Investments	$8,465,970	$1,200,778

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three-month period ended June 30, 2019, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs and REITS). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2019:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$28,693,608	$0	$0	$28,693,608
Money Market Funds	4,966,207	0	0	4,966,207
Total	$33,659,815	$0	$0	$33,659,815

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$34,297	$9,050	$0	$43,347
Total	$34,297	$9,050	$0	$43,347

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,636,832	$0	$0	$8,636,832
Real Estate Investment Trusts	944,655	0	0	944,655
Money Market Funds	693,722	0	0	693,722
Total	$10,275,209	$0	$0	$10,275,209

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three-month period ended June 30, 2019.

4. OPTIONS WRITTEN

As of June 30, 2019, Large Cap Fund portfolio securities valued at $4,125,581 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in options written during the three-month period ended June 30, 2019 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2019	779	$95,959
Options written	411	45,789
Options expired	(14)	(2,239)
Options exercised	0	0
Options terminated	(765)	(93,720)
Options outstanding at June 30, 2019	411	$45,789

The locations on the Statement of Assets and Liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                             Liability

                                                      Derivatives

Covered call options written               ($43,347)

Realized and unrealized gains and losses on derivatives contracts entered into during the three-month period ended June 30, 2019 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                          Unrealized

                                   Location             Gain/(Loss)                     Location

                                     Gain/(Loss)

Covered Call         Realized Gain/                                        Change in Unrealized

Options Written    (Loss) on Options          ($31,254)       Appreciation/(Depreciation)               $9,570

                                    Written                                           on Options Written

Large Cap Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Call options written expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the three-month period ended June 30, 2019, the Funds were not subject to any master netting arrangements.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Daniel Neiman

      Daniel Neiman

      President

Date:             8/19/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman

      Daniel Neiman

      President

Date:             8/19/19

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:             8/19/19